Inventories - Allowance (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Movements in allowances
As of January 1	€ 2,506
As of December 31	2,646	€ 2,506
Accumulated impairment
Movements in allowances
As of January 1	456	195	€ 204
Charged to income statement	100	354	71
Deductions	(124)	(93)	(80)
As of December 31	€ 432	€ 456	€ 195